CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of changes in equity [abstract]
Common shares repurchased, buyback percentage	2.00%
Common shares repurchased, tax	$ 1.0